Related Party Information (Tables)	3 Months Ended
Mar. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

These transactions with the FCA Group are reflected in the Company’s condensed consolidated statements of operations as follows:

	Three Months Ended March 31,
	2016	2015
	(in millions)
Net sales	$189	$202
Cost of goods sold	$113	$119
Selling, general and administrative expenses	$36	$39

	March 31, 2016	December 31, 2015
	(in millions)
Trade receivables	$22	$14
Trade payables	$120	$136

	Three Months Ended March 31,
	2016	2015
	(in millions)
Net sales	$177	$198
Cost of goods sold	$102	$95

	March 31, 2016	December 31, 2015
	(in millions)
Trade receivables	$120	$72
Trade payables	$147	$156